UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21529
                                                    -----------------
                   The Gabelli Global Utility & Income Trust
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
      -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
      -------------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                             ---------------

                    Date of reporting period: June 30, 2005
                                            ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  [LOGO OMITTED]
                                                                  THE GABELLI
                                                                  GLOBAL UTILITY
                                                                  & INCOME TRUST


                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2005


TO OUR SHAREHOLDERS,

      During the second quarter of 2005, the Gabelli Global Utility & Income Trust's (the "Trust") total return rose 6.2% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Utility Index was up 9.3% and the Lipper Utility Fund Average rose 7.3%. For the six month period ended June 30, 2005, the Trust's NAV total return was 5.6% versus gains of 15.2% and 10.0% for the S&P 500 Utility Index and the Lipper Utility Fund Average, respectively. The
Trust's market price on June 30, 2005 was $19.91, which equates to a 7.7% discount to its net asset value ("NAV") of $21.58. The Trust's market price rose 9.0% during the second quarter and 4.6% during the six month period ended June 30, 2005.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                ------------------------------------------------

                                                                                                               Since
                                                                                     Year to                 Inception
                                                                          Quarter      Date      1 Year     05/28/2004
                                                                          -------      ----      ------     ----------
  GABELLI GLOBAL UTILITY & INCOME TRUST NAV RETURN (B) ..................  6.17%       5.61%     19.18%       18.30%
  GABELLI  GLOBAL UTILITY & INCOME TRUST  INVESTMENT  RETURN (C) ........  8.95        4.63      14.59         5.49

  S&P 500 Utility Index .................................................  9.31       15.24      37.98        36.21
  Lipper  Utility Fund Average ..........................................  7.30       10.00      30.25        29.87

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE TRUST CAREFULLY BEFORE INVESTING. PERFORMANCE RESULTS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE S&P 500 UTILITY INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE
     PERFORMANCE  OF  OPEN-END  MUTUAL  FUNDS   CLASSIFIED  IN  THIS  PARTICULAR
     CATEGORY.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NET ASSET VALUE ("NAV"), REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS ON THE PAYABLE DATE. SINCE INCEPTION RETURN BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)


The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments:


Energy and Utilities: Integrated .................   35.9%
Energy and Utilities: Electric ...................   16.0%
Telecommunications ...............................   11.1%
Energy and Utilities: Natural Gas ................    8.0%
U.S. Government Obligations ......................    7.5%
Energy and Utilities: Water ......................    5.6%
Energy and Utilities: Oil ........................    3.8%
Cable and Satellite ..............................    2.7%
Food and Beverage ................................    1.9%
Diversified Industrial ...........................    1.4%
Financial Services ...............................    1.1%
Health Care ......................................    1.0%
Entertainment ....................................    0.6%
Computer Software and Services ...................    0.5%
Real Estate ......................................    0.5%
Wireless Communications ..........................    0.5%
Hotels and Gaming ................................    0.4%
Metals and Mining ................................    0.3%
Equipment and Supplies ...........................    0.3%
Communications Equipment .........................    0.2%
Automotive: Parts and Accessories ................    0.2%
Retail ...........................................    0.2%
Transportation ...................................    0.2%
Aerospace ........................................    0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE GABELLI GLOBAL UTILITY & INCOME TRUST (THE "TRUST") FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE TRUST AT 800-GABELLI (800-422-3554). THE TRUST'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      The Trust files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Trust's proxy voting policies and procedures are available without charge upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

SHAREHOLDER MEETING -- MAY 9, 2005 -- FINAL RESULTS

      The Annual Meeting of Shareholders was held on May 9, 2005 at the Hyatt Regency in Old Greenwich, Connecticut. At that meeting, common shareholders voting as a single class elected Anthony J. Colavita and Salvatore J. Zizza as Trustees of the Trust. There were 2,862,813 votes and 2,863,013 votes cast in favor of each Trustee and 21,939 votes and 21,739 votes withheld for each Trustee, respectively.

      James P. Conn, Mario d'Urso, Vincent D. Enright, Michael J. Melarkey, Karl Otto Pohl and Salvatore M. Salibello continue to serve in their capacities as Trustees of the Trust.

      We thank you for your participation and appreciate your continued support.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)

                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

             COMMON STOCKS -- 90.9%
             CABLE AND SATELLITE -- 2.7%
             NON U.S. COMPANIES
     10,000  Cogeco Inc. ...............  $   195,068      $  219,229
      4,100  Rogers Communications Inc.,
               Cl. B ..................        67,378         134,808
             U.S. COMPANIES
     15,000  Cablevision Systems Corp.,
               Cl. A+ .................       404,775         483,000
      2,000  Comcast Corp., Cl. A+ .....       57,590          61,400
      8,000  DIRECTV Group Inc.+ .......      138,276         124,000
     17,000  EchoStar Communications
               Corp., Cl. A ...........       532,625         512,550
      2,500  Insight Communications
               Co. Inc., Cl. A+ .......        24,795          27,625
      4,580  Liberty Global Inc., Cl. A+      169,201         213,754
                                          -----------     -----------
                                            1,589,708       1,776,366
                                          -----------     -----------
             COMPUTER SOFTWARE AND SERVICES -- 0.5%
             U.S. COMPANIES
      2,000  Ask Jeeves Inc.+ ..........       55,560          60,380
      5,000  DoubleClick Inc.+ .........       40,150          41,950
      6,000  Storage Technology Corp.+ .      218,410         217,740
      1,000  SunGard Data Systems Inc.+        34,410          35,170
                                          -----------     -----------
                                              348,530         355,240
                                          -----------     -----------
             DIVERSIFIED INDUSTRIAL -- 1.4%
             NON U.S. COMPANIES
     22,000  Bouygues SA ...............      667,299         912,119
                                          -----------     -----------
             ENERGY AND UTILITIES: ELECTRIC -- 16.0%
             NON U.S. COMPANIES
      7,000  Electric Power Development
               Co. Ltd. ...............       194,633         202,597
             U.S. COMPANIES
      1,000  Allegheny Energy Inc.+ ....       25,689          25,220
      7,500  ALLETE Inc. ...............      250,088         374,250
     33,000  American Electric
               Power Co. Inc. .........     1,045,068       1,216,710
        500  Cleco Corp. ...............        9,790          10,785
     60,000  DPL Inc. ..................    1,160,709       1,647,000
     40,000  Duquesne Light
               Holdings Inc. ..........       777,948         747,200
      1,000  El Paso Electric Co.+ .....       17,760          20,450
     10,000  FPL Group Inc. ............      349,290         420,600
     57,500  Great Plains Energy Inc. ..    1,720,716       1,833,675
     40,000  Pepco Holdings Inc. .......      757,783         957,600
     15,000  Pinnacle West Capital Corp.      615,958         666,750
     45,000  Southern Co. ..............    1,322,848       1,560,150

                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

        100  UIL Holdings Corp. ........  $     5,296      $    5,381
     25,000  Unisource Energy Corp. ....      616,316         768,750
                                          -----------     -----------
                                            8,869,892      10,457,118
                                          -----------     -----------
             ENERGY AND UTILITIES: INTEGRATED -- 35.9%
             NON U.S. COMPANIES
    150,000  AEM SpA ...................      276,010         305,322
        500  Areva .....................      204,193         213,653
      8,000  Chubu Electric
               Power Co. Inc. .........       167,490         191,867
     10,000  Chugoku Electric
               Power Co. Inc. .........       170,328         195,203
      9,000  E.ON AG, ADR ..............      209,576         266,490
     28,000  Endesa SA, ADR ............      527,344         641,760
     45,000  Enel SpA ..................      354,639         392,090
      9,760  Energias de Portugal
               SA, ADR ................       262,599         244,781
     30,000  Enersis SA, ADR ...........      178,867         313,200
    142,000  Hera SpA ..................      303,068         395,667
     10,000  Hokkaido Electric
               Power Co. Inc. .........       171,210         204,671
     10,000  Hokuriku Electric Power Co.      165,392         190,695
     22,000  Iberdrola SA ..............      447,198         580,923
     16,000  Kansai Electric Power
               Co. Inc. ...............       284,746         321,702
      5,000  Korea Electric Power
               Corp., ADR .............        72,677          78,350
     10,000  Kyushu Electric Power
               Co. Inc. ...............       178,959         217,293
     10,000  National Grid Transco
               plc, ADR ...............       401,704         487,700
     35,000  Scottish Power plc, ADR ...    1,013,870       1,246,000
     10,000  Shikoku Electric
               Power Co. Inc. .........       171,759         199,261
     10,000  Tohoku Electric
               Power Co. Inc. .........       164,025         213,236
     10,000  Tokyo Electric
               Power Co. Inc. .........       220,693         238,482
             U.S. COMPANIES
     22,000  Ameren Corp. ..............      969,633       1,216,600
     50,000  Aquila Inc.+ ..............      185,793         180,500
      6,000  Black Hills Corp. .........      181,668         221,100
      4,900  CH Energy Group Inc. ......      219,678         238,287
     28,000  Cinergy Corp. .............    1,059,150       1,254,960
        500  CMS Energy Corp.+ .........        5,055           7,530
      1,000  Consolidated Edison Inc. ..       44,903          46,840
        300  Constellation Energy Group        13,206          17,307
      1,000  Duke Energy Corp. .........       25,036          29,730
     25,000  El Paso Corp. .............      220,000         288,000
        500  Empire District Electric Co.      11,561          11,980


                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
             U.S. COMPANIES (CONTINUED)
     18,000  Energy East Corp. .........  $   428,738      $  521,640
      4,000  Florida Public Utilities Co.      70,646          76,040
     24,000  Hawaiian Electric
               Industries Inc. ........       596,570         643,440
     10,000  Maine & Maritimes Corp. ...      300,717         245,000
      3,000  MGE Energy Inc. ...........       93,602         109,140
     45,000  NiSource Inc. .............      917,604       1,112,850
      4,100  Northeast Utilities .......       72,953          85,526
     50,000  NSTAR .....................    1,187,449       1,541,500
     19,500  OGE Energy Corp. ..........      481,891         564,330
      5,000  Ormat Technologies Inc. ...       75,000          95,500
      1,000  Otter Tail Corp. ..........       26,092          27,330
      1,000  PG&E Corp. ................       33,930          37,540
      1,600  PPL Corp. .................       86,260          95,008
     33,000  Progress Energy Inc. ......    1,410,351       1,492,920
     37,000  Public Service Enterprise
               Group Inc. .............     1,515,661       2,250,340
     19,000  SCANA Corp. ...............      681,560         811,490
      1,000  TECO Energy Inc. ..........       15,970          18,910
        400  TXU Corp. .................       25,794          33,236
     17,000  Vectren Corp. .............      408,701         488,410
     30,000  Westar Energy Inc. ........      601,317         720,900
      5,000  Wisconsin Energy Corp. ....      171,276         195,000
     13,000  WPS Resources Corp. .......      599,229         731,250
     50,000  Xcel Energy Inc. ..........      845,734         976,000
                                          -----------     -----------
                                           19,529,075      23,524,480
                                          -----------     -----------
             ENERGY AND UTILITIES: NATURAL GAS -- 8.0%
             NON U.S. COMPANIES
     80,000  Snam Rete Gas SpA .........      347,871         428,395
             U.S. COMPANIES
     27,000  Atmos Energy Corp. ........      665,564         777,600
      1,700  Cascade Natural Gas Corp. .       36,137          34,850
      2,000  Chesapeake Utilities Corp.        53,224          61,100
      1,000  Energen Corp. .............       30,935          35,050
     21,000  KeySpan Corp. .............      746,223         854,700
      8,000  Laclede Group Inc. ........      229,823         254,080
     16,000  National Fuel Gas Co. .....      410,803         462,560
     20,000  Nicor Inc. ................      667,385         823,400
      1,000  ONEOK Inc. ................       24,447          32,650
     16,000  Peoples Energy Corp. ......      652,715         695,360
      5,000  Piedmont Natural
               Gas Co. Inc. ...........       116,790         120,100
     10,000  Southern Union Co.+ .......      229,082         245,500
     15,000  Southwest Gas Corp. .......      350,760         382,650
                                          -----------     -----------
                                            4,561,759       5,207,995
                                          -----------     -----------

                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------
             ENERGY AND UTILITIES: OIL -- 3.8%
             NON U.S. COMPANIES
      1,500  PetroChina Co. Ltd., ADR ..  $    96,520      $  110,175
     10,000  Royal Dutch Petroleum Co. .      511,652         649,000
             U.S. COMPANIES
      2,000  ConocoPhillips ............       74,050         114,980
      2,000  Devon Energy Corp. ........       67,255         101,360
      1,000  Exxon Mobil Corp. .........       45,500          57,470
     18,000  Kaneb Services LLC ........      770,445         779,040
      3,400  Murphy Oil Corp. ..........      128,383         177,582
      2,000  Premcor Inc. ..............      136,005         148,360
         29  Tel Offshore Trust ........          216             289
      5,000  Unocal Corp. ..............      317,425         325,250
                                          -----------     -----------
                                            2,147,451       2,463,506
                                          -----------     -----------
             ENERGY AND UTILITIES: WATER -- 5.6%
             NON U.S. COMPANIES
     78,000  Severn Trent plc ..........    1,165,148       1,421,281
     12,000  Suez SA, ADR ..............      233,115         325,560
     50,000  United Utilities plc ......      502,861         591,260
     11,000  Veolia Environnement ......      299,126         413,595
             U.S. COMPANIES
      6,500  Aqua America Inc. .........      129,745         193,310
      3,000  California Water
               Service Group ..........        84,840         112,620
      4,000  Middlesex Water Co. .......       75,033          77,680
     11,000  SJW Corp. .................      358,906         517,110
                                          -----------     -----------
                                            2,848,774       3,652,416
                                          -----------     -----------
             ENTERTAINMENT -- 0.6%
             NON U.S. COMPANIES
     12,000  Vivendi Universal SA, ADR        317,880         375,960
                                          -----------     -----------
             EQUIPMENT AND SUPPLIES -- 0.1%
             U.S. COMPANIES
      1,000  CUNO Inc.+ ................       71,272          71,440
                                          -----------     -----------
             FINANCIAL SERVICES -- 1.1%
             U.S. COMPANIES
      6,000  Commercial Federal Corp. ..      203,930         202,080
     12,000  Fidelity National
               Financial Inc. .........       542,473         428,280
      2,000  Hibernia Corp., Cl. A .....       64,050          66,360
                                          -----------     -----------
                                              810,453         696,720
                                          -----------     -----------

                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL UTILITY & INCOME TRUST
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE -- 1.9%
             U.S. COMPANIES
     15,000  Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A ...   $ 1,186,651     $ 1,221,000
                                          -----------     -----------
             HEALTH CARE -- 1.0%
             U.S. COMPANIES
     15,000  Eon Labs Inc.+ ............      455,760         459,600
      4,000  Renal Care Group Inc.+ ....      183,315         184,400
                                          -----------     -----------
                                              639,075         644,000
                                          -----------     -----------
             HOTELS AND GAMING -- 0.4%
             U.S. COMPANIES
      6,000  Argosy Gaming Co.+ ........      279,970         279,660
                                          -----------     -----------
             METALS AND MINING -- 0.3%
             NON U.S. COMPANIES
     10,000  Compania de Minas
               Buenaventura SA, ADR ...       218,930         229,900
                                          -----------     -----------
             RETAIL -- 0.2%
             U.S. COMPANIES
      1,500  Neiman Marcus Group
               Inc., Cl. B ............       144,987         145,050
                                          -----------     -----------
             TELECOMMUNICATIONS -- 10.8%
             NON U.S. COMPANIES
     29,000  BCE Inc. ..................      574,237         686,720
     30,000  BT Group plc, ADR .........    1,027,064       1,248,000
     10,000  Deutsche Telekom AG, ADR ..      170,218         184,200
      6,000  France Telecom SA, ADR ....      149,213         174,840
     15,000  KPN NV, ADR ...............      114,993         125,400
      3,000  Manitoba Telecom
               Services Inc. ..........       100,193         114,349
      1,500  Swisscom AG ...............      478,884         489,270
     24,063  Telecom Italia SpA ........       78,320          75,128
     19,760  Telefonica SA, ADR ........      814,238         966,264
     16,000  Telefonos de Mexico SA
               de CV, Cl. L, ADR ......       248,481         302,240
             U.S. COMPANIES
     22,000  AT&T Corp. ................      423,148         418,880
      9,000  BellSouth Corp. ...........      226,200         239,130
      1,000  Commonwealth Telephone
               Enterprises Inc. .......        50,950          41,910
     28,000  MCI Inc. ..................      555,940         719,880
     19,000  SBC Communications Inc. ...      452,510         451,250
     20,000  Sprint Corp. ..............      360,662         501,800
     10,000  Verizon Communications Inc.      348,835         345,500
                                          -----------     -----------
                                            6,174,086       7,084,761
                                          -----------     -----------

                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

             TRANSPORTATION -- 0.1%
             U.S. COMPANIES
      2,000  GATX Corp. ................  $    56,076      $   69,000
                                          -----------     -----------
             WIRELESS COMMUNICATIONS -- 0.5%
             NON U.S. COMPANIES
      1,600  Mobile TeleSystems, ADR ...       54,874          53,840
     30,000  O2 plc+ ...................       48,455          73,236
      2,200  Vimpel-Communications, ADR+       68,035          74,866
             U.S. COMPANIES
      2,100  United States Cellular Corp.+     95,967         104,874
                                          -----------     -----------
                                              267,331         306,816
                                          -----------     -----------
             TOTAL COMMON
               STOCKS .................    50,729,199      59,473,547
                                          -----------     -----------

             CONVERTIBLE PREFERRED STOCKS -- 0.2%
             AEROSPACE -- 0.1%
             U.S. COMPANIES
      1,000  Sequa Corp.,
               $5.00 Cv. Pfd. .........        91,300          98,000
                                          -----------     -----------
             TELECOMMUNICATIONS -- 0.0%
             U.S. COMPANIES
        500  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B         20,555          22,550
                                          -----------     -----------
             TRANSPORTATION -- 0.1%
             U.S. COMPANIES
        200  GATX Corp.,
               $2.50 Cv. Pfd. .........        26,010          34,250
                                          -----------     -----------
             TOTAL CONVERTIBLE
               PREFERRED STOCKS .......       137,865         154,800
                                          -----------     -----------
   PRINCIPAL
    AMOUNT
   --------

             CONVERTIBLE CORPORATE BONDS -- 1.4%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
             U.S. COMPANIES
 $  150,000  Pep Boys - Manny,
               Moe & Jack, Cv.,
               4.250%, 06/01/07 .......       148,483         145,500
                                          -----------     -----------
             COMMUNICATIONS EQUIPMENT -- 0.2%
             U.S. COMPANIES
    100,000  Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09 .......       100,500         101,250
     50,000  TriQuint Semiconductor Inc.,
               Sub. Deb. Cv.,
               4.000%, 03/01/07 .......        48,825          48,812
                                          -----------     -----------
                                              149,325         150,062
                                          -----------     -----------


                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

    PRINCIPAL                                                 MARKET
     AMOUNT                                   COST            VALUE
   ----------                               --------        --------

             CONVERTIBLE CORPORATE BONDS (CONTINUED)
             EQUIPMENT AND SUPPLIES -- 0.2%
             U.S. COMPANIES
 $  142,000  Robbins & Myers Inc.,
               Sub. Deb. Cv.,
               8.000%, 01/31/08 .......   $   143,635     $   146,260
                                          -----------     -----------
             REAL ESTATE -- 0.5%
             U.S. COMPANIES
             Palm Harbor Homes Inc., Cv.,
    200,000    3.250%, 05/15/2024 (a) ..      197,331         180,250
    150,000    3.250%, 05/15/2024 ......      125,595         135,188
                                          -----------     -----------
                                              322,926         315,438
                                          -----------     -----------
             TELECOMMUNICATIONS -- 0.3%
             NON U.S. COMPANIES
    200,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 .......       192,688         187,500
                                          -----------     -----------
             TOTAL CONVERTIBLE
               CORPORATE BONDS ........       957,057         944,760
                                          -----------     -----------

    PRINCIPAL                                                 MARKET
     AMOUNT                                   COST            VALUE
   ----------                               --------        --------

             SHORT-TERM OBLIGATIONS -- 7.5%
             U.S. GOVERNMENT OBLIGATIONS -- 7.5%
 $4,921,000  U.S. Treasury Bills,
               2.856% to 3.221%++,
               07/14/05 to 10/20/05 ...   $ 4,892,365     $ 4,891,885
                                          -----------     -----------
             TOTAL SHORT-TERM
               OBLIGATIONS ............     4,892,365       4,891,885
                                          -----------     -----------
 TOTAL INVESTMENTS -- 100.0% ..........   $56,716,486      65,464,992
                                          ===========

 OTHER ASSETS IN EXCESS OF LIABILITIES ..............         368,070
                                                          -----------

 NET ASSETS -- COMMON SHARES
  (3,050,236 common shares outstanding) .............     $65,833,062
                                                          ===========
 NET ASSET VALUE PER COMMON SHARE
  ($65,833,062 / 3,050,236 shares outstanding) ......          $21.58
                                                               ======
----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $180,250 or 0.3% of total investments.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)

ASSETS:
  Investments, at value (cost $56,716,486) ... $65,464,992
  Cash and foreign currency, at value
    (cost $43,478) ...........................      43,312
  Receivable for investments sold ............     165,000
  Dividends and interest receivable ..........     234,846
  Other assets ...............................       2,044
                                               -----------
  TOTAL ASSETS ...............................  65,910,194
                                               -----------
LIABILITIES:
  Payable for investment advisory fees .......      53,337
  Payable for shareholder
    communications expenses ..................      20,174
  Payable for shareholder services fees ......       2,298
  Other accrued expenses and liabilities .....       1,323
                                               -----------
  TOTAL LIABILITIES ..........................      77,132
                                               -----------
  NET ASSETS applicable to 3,050,236
    shares outstanding ....................... $65,833,062
                                               ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value  $     3,050
  Additional paid-in capital .................  57,084,356
  Net unrealized appreciation on investments     8,748,340
  Net unrealized depreciation on foreign
    currency translations ....................      (2,684)
                                               -----------
  NET ASSETS ................................. $65,833,062
                                               ===========
NET ASSET VALUE:
  ($65,833,062 / 3,050,236 shares outstanding;
  unlimited number of shares authorized
  of $0.001 par value) .......................      $21.58
                                                    ======


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $54,176)   $1,364,294
  Interest ...................................      94,328
                                                ----------
  TOTAL INVESTMENT INCOME ....................   1,458,622
                                                ----------
EXPENSES:
  Investment advisory fees ...................     315,373
  Shareholder communications expenses ........      30,974
  Legal and audit fees .......................      20,626
  Trustees' fees .............................      16,283
  Shareholder services fees ..................       8,271
  Custodian fees .............................       7,353
  Miscellaneous expenses .....................      47,045
                                                ----------
  TOTAL EXPENSES .............................     445,925
  Less: Custodian fee credits ................        (744)
                                                ----------
  NET EXPENSES ...............................     445,181
                                                ----------
  NET INVESTMENT INCOME ......................   1,013,441
                                                ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain on investments ...........     528,795
  Net realized gain on foreign
    currency transactions ....................      35,727
                                                ----------
  Net realized gain on investments and
    foreign currency transactions ............     564,522
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ............   1,925,264
                                                ----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY .........   2,489,786
                                                ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................  $3,503,227
                                                ==========


                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2005         PERIOD ENDED
                                                                                  (UNAUDITED)      DECEMBER 31, 2004 (A)
                                                                               ------------------  ---------------------

OPERATIONS:
  Net investment income .....................................................    $ 1,013,441           $   796,020
  Net realized gain on investments and foreign currency transactions ........        564,522               236,209
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ...........................................      1,925,264             6,820,392
                                                                                 -----------           -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................      3,503,227             7,852,621
                                                                                 -----------           -----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income .....................................................     (1,013,441)*            (843,139)
  Net realized short term gain on investments and foreign currency transactions     (564,154)*            (189,235)
  Net realized long term gain on investments and foreign currency transactions            --*                 (223)
  Return of capital ...........................................................     (252,547)*            (797,545)
                                                                                 -----------           -----------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ..................................   (1,830,142)           (1,830,142)
                                                                                 -----------           -----------
TRUST SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued in offering ............           --            58,159,499
  Offering costs for common shares charged to paid-in-capital .................           --              (122,009)
                                                                                 -----------           -----------
  NET INCREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS ....................           --            58,037,490
                                                                                 -----------           -----------
  NET INCREASE IN NET ASSETS ..................................................    1,673,085            64,059,969

NET ASSETS:
  Beginning of period .........................................................   64,159,977               100,008
                                                                                 -----------           -----------
  End of period ...............................................................  $65,833,062           $64,159,977
                                                                                 ===========           ===========

----------
(a) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.
*    Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Utility & Income Trust (the "Trust") is a non-diversified closed-end management investment company organized under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust sold 5,236 shares to Gabelli Funds, LLC (the "Adviser") for $100,008 on May 17, 2004. Investment operations commenced on May 28, 2004 upon the sale of 3,045,000 shares of beneficial interest in the amount of $58,037,490 (net of underwriting fees and expenses of $2,862,600). The Adviser agreed to pay all the Trust's organizational costs and the amount by which the Trust's offering costs (other than the underwriting fees) exceed $0.04 per common share.

     The Trust's investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualifying dividends. The Trust will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

     Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Trust's holding period. The Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Trust in each agreement. The Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

     FUTURES CONTRACTS. The Trust may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Trust's investments. Upon entering into a futures contract, the Trust is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Trust each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized appreciation/depreciation on investments and futures contracts. The Trust recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, there is the risk that the Trust may not be able to enter into a closing transaction because of an illiquid secondary market.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Trust may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Trust's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Trust may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from that determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Trust, timing differences and differing characterizations of distributions made by the Trust.

     For the year ended December 31, 2004, reclassifications were made to decrease accumulated distributions in excess of net investment income by $47,119 and decrease accumulated net realized gain on investments and foreign currency transactions by $47,119.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     The tax character of distributions paid during the year ended December 31, 2004 was as follows:
                                                               YEAR ENDED
                                                            DECEMBER 31, 2004
                                                           ------------------
                                                                 COMMON
                                                                 -------
           DISTRIBUTIONS PAID FROM:
           Ordinary income
             (Inclusive of short term capital gain) .......   $1,032,374
           Net long term capital gain .....................          223
           Non-taxable return of capital ..................      797,545
                                                              ----------
           Total distribution paid ........................   $1,830,142
                                                              ==========

     PROVISION FOR INCOME TAXES. The Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Net unrealized appreciation on investments,
             foreign payables and receivables and
             foreign currency .............................   $6,820,024
                                                              ----------
           Total ..........................................   $6,820,024
                                                              ==========


     Dividends and interest from non-U.S. sources received by the Trust are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Trust intends to undertake any procedural steps required to claim the benefits of such treaties.

     The following summarizes the tax cost of investments and foreign currency and related unrealized appreciation/ depreciation at June 30, 2005:

                                                            GROSS              GROSS       NET UNREALIZED
                                                         UNREALIZED         UNREALIZED      APPRECIATION
                                           COST         APPRECIATION       DEPRECIATION    (DEPRECIATION)
                                           ----         ------------       ------------    --------------
           Investments ..............  $56,716,952       $9,059,174         $(311,134)       $8,748,040
           Foreign currency .........        4,694               --            (2,684)           (2,684)
                                                         ----------         ---------        ----------
                                                         $9,059,174         $(313,818)       $8,745,356
                                                         ==========         =========        ==========

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Trust's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Trust's portfolio and oversees the administration of all aspects of the Trust's business and affairs.

     During the six months ended June 30, 2005, Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser received $9,663 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Trust.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Advisory Agreement. During the six months ended June 30, 2005, the Trust reimbursed the Adviser $22,500 in connection with the cost of computing the Trust's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

     The Trust is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $1,288 for the six months ended June 30, 2005 which is included in miscellaneous expenses in the Statement of Operations.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $8,965,330 and $3,967,681, respectively.

5. CAPITAL. The Trust is authorized to issue an unlimited number of Common Shares of beneficial interest (par value $0.001). The Board of the Trust has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the net asset value of the shares. During the six months ended June 30, 2005, the Trust did not repurchase any shares of beneficial interest in the open market.

Transactions in shares of beneficial interest were as follows:

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2005              YEAR ENDED
                                                                       (UNAUDITED)          DECEMBER 31, 2004 (A)
                                                                 --------------------     -------------------------
                                                                  Shares      Amount        Shares        Amount
                                                                 --------------------     ----------   ------------
                  Initial seed capital, May 17, 2004 ..........       --          --          5,236    $   100,008
                  Shares issued in offering ...................       --          --      3,045,000     58,037,490
                                                                 -------     -------      ---------    -----------
                  Net increase ................................       --          --      3,050,236    $58,137,498
                                                                 =======     =======      =========    ===========

----------
(a) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.

6. INDUSTRY CONCENTRATION. Because the Trust primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Trust does not believe that these matters will have a material adverse effect on the Trust's financial position or the results of its operations.

8. INDEMNIFICATIONS. The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005            PERIOD ENDED
                                                               (UNAUDITED)          DECEMBER 31, 2004 (A)
                                                             --------------          ----------------------

OPERATING PERFORMANCE:
   Net asset value, beginning of period ......................   $ 21.03              $ 19.06(b)
                                                                 -------              -------
   Net investment income .....................................      0.33                 0.28
   Net realized and unrealized gain on investments ...........      0.82                 2.29
                                                                 -------              -------
   Total from investment operations ..........................      1.15                 2.57
                                                                 -------              -------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .....................................     (0.33)(e)            (0.28)
   Net realized gain on investments ..........................     (0.19)(e)            (0.06)
   Return of capital .........................................     (0.08)(e)            (0.26)
                                                                 -------              -------
   Total distributions to common shareholders ................     (0.60)               (0.60)
                                                                 -------              -------
   NET ASSET VALUE, END OF PERIOD ............................   $ 21.58              $ 21.03
                                                                 =======              =======
   Net asset value total return *** ..........................      5.6%                13.9%*
                                                                 =======              =======
   Market value, end of period ...............................   $ 19.91              $ 19.63
                                                                 =======              =======
   Total investment return **** ..............................      4.6%                 1.3%**
                                                                 =======              =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets end of period (in 000's) .......................   $65,833              $64,160
   Ratio of net investment income to average net assets ......      3.21%(c)             2.23%(c)
   Ratio of operating expenses to average net assets .........      1.41%(c)(d)          1.49%(c)
   Portfolio turnover rate ...................................       6.9%                16.9%

----------
(a) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.
(b) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
(c)  Annualized.
(d) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian credits was minimal.
(e)  Amounts are subject to change and  recharacterization at fiscal year end.

* Based on net asset value per share at commencement of operations of $19.06 per share.
**   Based on market  value per share at initial  public  offering of $20.00 per share.
*** Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. Total return for periods of less than one year are not annualized.
**** Based on market value per share, adjusted for reinvestment of distributions on the payment date. Total return for periods of less than one year are not annualized.








                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the Policy of The Gabelli Global Utility & Income Trust ("Trust") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                    The Gabelli Global Utility & Income Trust
                                  c/o EquiServe
                                 P.O. Box 43010
                           Providence, RI 02940-3010

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact EquiServe at (800) 336-6983.

     SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of Common Shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Trust's Common Shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued Common Shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Trust's Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange trading day, the next trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, participants will receive shares from the Trust valued at market price. If the Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Shares in the open market, or on the American Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Shares exceeds the then current net asset value.

    The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

     The Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43010, Providence, RI 02940-3010 such that EquiServe receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

     For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Trust.

                              TRUSTEES AND OFFICERS
                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES
Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Vincent D. Enright
  FORMER SENIOR VICE PRESIDENT AND
  CHIEF FINANCIAL OFFICER,
  KEYSPAN ENERGY CORP.

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS
Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

David I.Schachter
   VICE PRESIDENT

Richard C. Sell, Jr.
   TREASURER

OMBUDSMAN
Peter D. Beznoska

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING
                                   Common
                                  --------
Amex-Symbol:                         GLU
Shares Outstanding:               3,050,236

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.
--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Global Utility & Income Trust may, from time to time, purchase its shares in the open market when the Global Utility & Income Trust shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005






                                                                    GLU-SA-Q2/05

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES


=============================================================================================================================
                                                                (C) TOTAL NUMBER OF          (D) MAXIMUM NUMBER (OR
                                                                  SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
            (A) TOTAL  NUMBER OF                                PURCHASED AS PART OF        SHARES (OR UNITS) THAT MAY
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID      PUBLICLY ANNOUNCED         YET BE PURCHASED UNDER THE
 PERIOD          PURCHASED             PER SHARE (OR UNIT)        PLANS OR PROGRAMS              PLANS OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
01/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/05
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
02/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/05
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
03/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/05
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
04/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/05
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
05/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/05
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
06/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/05
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.

     Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.


     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant to Rule  30a-2(b) under  the  1940  Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Global Utility & Income Trust
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard C. Sell
                         -------------------------------------------------------
                           Richard C. Sell, Jr., Principal Financial Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.